SHARE-BASED COMPENSATION - Share based compensation related to preferred and ordinary shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Sharebased compensation expenses included in:	¥ 2,425,249	¥ 1,538,287	¥ 2,252,589
Share-based compensation related to restricted shares (c)
SHARE-BASED COMPENSATION
Sharebased compensation expenses included in:	1,093,627	0	0
Employee Stock Option [Member]
SHARE-BASED COMPENSATION
Sharebased compensation expenses included in:	¥ 970,551	¥ 1,504,025	¥ 2,252,589